Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Changes in Retirement Plans' Benefit Obligation And Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Change in benefit obligation:
Employer contributions	$ 19.8	$ 9.5	$ 11.5	$ 7.4	$ 260.0
Other current liabilities			(738.0)	(453.3)
Pension
Change in benefit obligation:
Beginning balance	2,613.0	2,431.8	2,431.8	2,724.8
Collington acquisition			222.3
Service cost	38.3	37.7	49.3	56.7
Interest cost	67.9	64.3	87.6	104.0
Actuarial loss (gain)			22.1	(173.3)
Benefit payments			(200.1)	(280.4)
Ending balance			2,613.0	2,431.8	2,724.8
Beginning balance	1,934.8	1,717.5	1,717.5	2,144.1
Collington acquisition			143.4
Actual return on plan assets			264.6	(152.0)
Employer contributions			9.4	5.8
Benefit payments			(200.1)	(280.4)
Ending balance			1,934.8	1,717.5	2,144.1
Other current liabilities			(6.0)	(5.7)
Other long-term liabilities			(672.2)	(708.6)
Funded status			(678.2)	(714.3)
Other post-retirement benefits
Change in benefit obligation:
Beginning balance	31.2	16.7	16.7	19.0
Collington acquisition			15.5
Service cost	0.8	0.2	0.2
Interest cost	$ 0.7	$ 0.6	0.9	0.6
Actuarial loss (gain)				(1.3)
Plan participant contributions			0.7	0.9
Benefit payments			(2.8)	(2.5)
Ending balance			31.2	16.7	$ 19.0
Employer contributions			2.1	1.6
Plan participant contributions			0.7	0.9
Benefit payments			(2.8)	(2.5)
Other current liabilities			(1.8)	(1.8)
Other long-term liabilities			(29.4)	(14.9)
Funded status			$ (31.2)	$ (16.7)